Environmental Liabilities - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs	2.00%
Reduction of environmental liability due to revaluation adjustment	23	(1)
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	3.30%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Estimated future environmental expenditure	237	233
Reduction of environmental liability due to revaluation adjustment	(3)	(3)
LAR [Member]
Environmental Liabilities [Line Items]
Estimated future environmental expenditure	68	54
Reduction of environmental liability due to revaluation adjustment	26	2